UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA                August 14, 2009
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total:   $942,940
                                            (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

2.      028-13108                       Cresthill Master Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                         June 30, 2009

COLUMN 1                       COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7          COLUMN 8

                                TITLE                    VALUE    SHRS OR   SH/ PUT/   INVSMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP      (x$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS        SOLE    SHARED  NONE
99 CENTS ONLY STORES            COM         65440K106   92,017  6,775,941   SH         SOLE     NONE       6,775,941
AES CORP                        COM         00130H105    3,974    342,282   SH         SOLE     NONE         342,282
AMERICAN TOWER CORP             CL A        029912201  131,140  4,159,210   SH         SOLE     NONE       4,159,210
AMERICAN WOODMARK CORP          COM         030506109   17,487    730,160   SH         SOLE     NONE         730,160
AMERICREDIT CORP                COM         03060R101   43,695  3,224,702   SH         SOLE     NONE       3,224,702
ANNALY CAP MGMT INC             COM         035710409      192     12,700   SH         SOLE     NONE          12,700
BALLY TECHNOLOGIES INC          COM         05874B107   55,897  1,868,200   SH         SOLE     NONE       1,868,200
BERKSHIRE HATHAWAY INC DEL      CL A        084670108    8,550         95   SH         SOLE     NONE              95
BERKSHIRE HATHAWAY INC DEL      CL B        084670207    6,252      2,159   SH         SOLE     NONE           2,159
CSX CORP                        COM         126408103      615     17,768   SH         SOLE     NONE          17,768
CARMAX INC                      COM         143130102   58,810  4,000,661   SH         SOLE     NONE       4,000,661
CHOICE HOTELS INTL INC  	COM	    169905106      543     20,400   SH         SOLE     NONE          20,400
DYNAMEX INC                     COM         26784F103   12,494    811,824   SH         SOLE     NONE         811,824
ENCORE CAP GROUP INC            COM         292554102   10,294    776,913   SH         SOLE     NONE         776,913
ENSTAR GROUP LIMITED            SHS         G3075P101   37,238    632,766   SH         SOLE     NONE         632,766
EXXON MOBIL CORP                COM         30231G102      311      4,453   SH         SOLE     NONE           4,453
FLAGSTONE REINSURANCE HLDGS     SHS         G3529T105   17,170  1,667,025   SH         SOLE     NONE       1,667,025
FRANKLIN STREET PPTYS CORP      COM         35471R106      265     20,000   SH         SOLE     NONE          20,000
HFF INC                         CL A        40418F108    1,318    337,840   SH         SOLE     NONE         337,840
IMPERIAL SUGAR CO NEW		COM	    453096208      303     25,000   SH	       SOLE	NONE          25,000
IRON MTN INC                    COM         462846106    6,269    218,060   SH         SOLE     NONE         218,060
LAMAR ADVERTISING CO            CL A        512815101   40,261  2,636,609   SH         SOLE     NONE       2,636,609
MARKEL CORP                     COM         570535104  101,239    359,385   SH         SOLE     NONE         359,385
MONARCH CASINO & RESORT INC     COM         609027107    6,247    855,797   SH         SOLE     NONE         855,797
MORNINGSTAR INC 		COM	    617700109      206      4,990   SH         SOLE     NONE           4,990
O REILLY AUTOMOTIVE INC         COM         686091109   90,216  2,369,121   SH         SOLE     NONE       2,369,121
PENN NATL GAMING INC            COM         707569109  116,857  4,014,315   SH         SOLE     NONE       4,014,305
PINNACLE ENTMT INC              COM         723456109    8,831    896,730   SH         SOLE     NONE         896,730
POOL CORPORATION                COM         73278L105   31,721  1,915,500   SH         SOLE     NONE       1,915,500
SCHWAB CHARLES CORP NEW		COM	    808513105    1,315     75,000   SH         SOLE     NONE          75,000
SIMPSON MANUFACTURING CO INC    COM         829073105   15,839    732,629   SH         SOLE     NONE         732,629
PRICE T ROWE GROUP INC          COM         74144T108   22,368    536,780   SH         SOLE     NONE         536,780
WHITE RIVER CAPITAL INC         COM         96445P105    1,567    173,137   SH         SOLE     NONE         173,137


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